Income Taxes - Additional Information (Detail)	12 Months Ended					12 Months Ended				36 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2013 Go Portal Inc. [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 HNTE [Member]	Dec. 31, 2013 HNTE [Member] Jiubang Digital [Member]	Dec. 31, 2010 HNTE [Member] Jiubang Digital [Member]	Dec. 31, 2013 HNTE [Member] Forecast [Member] Jiubang Digital [Member]	Dec. 31, 2013 Net Operating Loss Carry Forwards Expires In Two Thousand Thirty Three [Member] U.S. federal [Member] USD ($)	Dec. 31, 2013 Net Operating Loss Carry Forwards Expires In Two Thousand Thirty Three [Member] U.S. federal [Member] CNY	Dec. 31, 2013 Net Operating Loss Carry Forwards Expires In 2014 [Member] PRC [Member] CNY	Dec. 31, 2013 Net Operating Loss Carry Forwards Expires In 2015 [Member] PRC [Member] CNY	Dec. 31, 2013 Net Operating Loss Carry Forwards Expires In 2016 [Member] PRC [Member] CNY	Dec. 31, 2013 Net Operating Loss Carry Forwards Expires In 2017 [Member] PRC [Member] CNY	Dec. 31, 2013 Net Operating Loss Carry Forwards Expires In 2018 [Member] PRC [Member] CNY
Schedule Of Income Taxes [Line Items]
Provision for Hong Kong Profits Tax	$ 0
Statutory income tax rate	25.00%	25.00%				34.00%			15.00%
State corporation tax rate						8.84%
Aggregate income tax rate	25.00%	25.00%				39.83%				15.00%	15.00%	25.00%
Tax exemption description	Jiubang Computer qualified as an eligible software enterprise in 2013, which entitled it to a two-year full tax exemption followed by a three-year 50% tax exemption, commencing from the year in which its taxable income is greater than zero.	Jiubang Computer qualified as an eligible software enterprise in 2013, which entitled it to a two-year full tax exemption followed by a three-year 50% tax exemption, commencing from the year in which its taxable income is greater than zero.
Tax benefit due to reversal of valuation allowance		11,159,024
Tax loss carryforwards					44,336,299								189,927	1,157,963	4,029,710	11,150,776	21,074,569	2,193,356	5,887,888
Withholding income tax rate	10.00%	10.00%
Undistributed earnings		52,432,644	0
Unrecognized tax benefits		18,380,952	5,349,594
Interest and penalty expenses recorded
Unrecognized tax benefits will be recognized in next twelve months		18,380,952
Maximum period for claw back underpaid tax	3 years	3 years
Maximum period for claw back underpaid tax under special circumstances	5 years	5 years
Statute of limitations expiration period, in case of transfer pricing issue	10 years	10 years
Underpayment of taxes considered for statute of limitations period extension		100,000
Open tax years							2008	2013